GENERAL (Details)	Dec. 31, 2013		Dec. 31, 2012
Matrix [Member]
Equity Method Investment, Ownership Percentage	50.10%		50.10%
Magic [Member]
Equity Method Investment, Ownership Percentage	51.60%		52.30%
Sapiens [Member]
Equity Method Investment, Ownership Percentage	48.60%	[1]	56.60%	[1]

[1]	From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 31, 2013 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.